Share Based Compensation - Additional Information (Detail) kr / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024 SEK (kr) shares Employee Country kr / shares	Dec. 31, 2023 SEK (kr) Participants Employee Country	Dec. 31, 2022 USD ($) Employee Participants	Dec. 31, 2021 Employee	Dec. 31, 2016 kr / shares shares
Disclosure of Information About Board Management and Employees [line items]
Total compensation expense	kr 4,257,000,000
share price at vesting | kr / shares	kr 55.63
Payout amount at vesting	kr 632,200,000
Exercise price, share options granted | kr / shares	kr 68.62
Reporting year [member]
Disclosure of Information About Board Management and Employees [line items]
Total compensation expense	kr 2,073,000,000	kr 1,371,000,000
Provisions for cash settled plans	2,992,000,000	1,584,000,000
Social Charges included in the provision for cash-settled plans	kr 272,000,000	153,000,000
No compensation expenses recognized during the period	six-year
Purchased call options [member]
Disclosure of Information About Board Management and Employees [line items]
Purchase of options shares | shares					1,000,000
Net proceeds from share options | kr / shares	kr 2.44
Number of share options exercised in share-based payment arrangement | shares	2,000,000
Purchase of options shares | shares					2,000,000
Purchase price of share options | kr / shares					kr 0.49
No compensation expenses recognized during the period					seven-year period
Option extended exercise period	1 year
Option exercise period	1 year
Purchased call options [member] | Jan Carlson [Member]
Disclosure of Information About Board Management and Employees [line items]
Purchase of options shares | shares	132,538
Purchase price of share options | kr / shares	kr 15.09
Key contributor retention plan [member]
Disclosure of Information About Board Management and Employees [line items]
Compensation expense of cash settlement	kr 1,953,000,000	1,250,000,000
Executive performance plan [member]
Disclosure of Information About Board Management and Employees [line items]
Compensation expense of cash settlement	kr 27,000,000	kr 39,000,000
Executive Performance Plan 2021 [Member]
Disclosure of Information About Board Management and Employees [line items]
Number of senior managers who selected for plan | Employee				159
Ericsson Share Purchase Plan [Member]
Disclosure of Information About Board Management and Employees [line items]
Number of countries launched the plan | Country	69	69
Cash payment percentage out of contribution amount	15.00%
Number of eligible employees | Employee	76,000
Maximum value of yearly purchase of Ericsson B-shares	kr 55,000
Key Contributor Plan 2023 [Member]
Disclosure of Information About Board Management and Employees [line items]
Vesting period		2 years
Number of employees who selected for plan | Participants		87
Executive Performance Plan 2022 [member]
Disclosure of Information About Board Management and Employees [line items]
Number of senior managers who selected for plan | Employee			165
Senior Managers [member] | Executive performance plan [member]
Disclosure of Information About Board Management and Employees [line items]
Vesting period	3 years
Retention Of Key Employees [member] | Key Contributor Plan 2021 [Member]
Disclosure of Information About Board Management and Employees [line items]
Number of awards				There are three award levels at 10%, 25% and 30% of the participants’ annual gross salary.
Vesting period				3 years
Number of employees who selected for plan | Employee				7,246
Retention Of Key Employees [member] | Key Contributor Plan 2019 [member] | 2023 [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of award to be paid	25.00%
Retention Of Key Employees [member] | Key Contributor Plan 2019 [member] | 2024 [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of award to be paid	25.00%
Retention Of Key Employees [member] | Key Contributor Plan 2019 [member] | 2025 [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of award to be paid	50.00%
Retention Of Key Employees [member] | Key Contributor Plan 2024 [Member]
Disclosure of Information About Board Management and Employees [line items]
Number of awards	there are multiple levels between 10%–50% of the participants’ annual gross salary (deviation exists in legal entities Vonage). The total service period is three years, however the payout is distributed over the entire service period with staggered payments as explained under Key Contributor Plans (KC Plans).
Vesting period	3 years
Number of employees who selected for plan | Employee	9,538
Retention Of Key Employees [member] | Key Contributor Plan 2023 [Member]
Disclosure of Information About Board Management and Employees [line items]
Vesting description		vesting is 50%/50% on each annual anniversary.
Number of awards		There are multiple levels between 10%–50% of the participants’ annual gross salary. The total service period is three years, however the payout is distributed over the entire service period with staggered payments as explained under Key Contributor Plans (KC Plans).
Vesting period		3 years
Number of employees who selected for plan | Employee		10,154
Retention Of Key Employees [member] | Key Contributor Plan 2022 [Member]
Disclosure of Information About Board Management and Employees [line items]
Number of awards			There are at multiple levels between 10%–40% of the participants’ annual gross salary. The total service period is three years, however the payout is distributed over the entire service period with staggered payments as explained under Key Contributor Plans (KC Plans).
Vesting period			3 years
Number of employees who selected for plan | Employee			7,704
Performance share awards [member] | The President and CEO [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage value of awards on annual base salary		190.00%		190.00%
Performance share awards [member] | Other participants [member] | Bottom of range [Member]
Disclosure of Information About Board Management and Employees [line items]
Percentage value of awards on annual base salary	10.00%	10.00%	30.00%	30.00%
Performance share awards [member] | Other participants [member] | Top of range [Member]
Disclosure of Information About Board Management and Employees [line items]
Percentage value of awards on annual base salary	100.00%	70.00%	70.00%	70.00%
The President and CEO and The ET [member]
Disclosure of Information About Board Management and Employees [line items]
Compensation expense charged	kr 93,000,000	kr 82,000,000
The President and CEO and The ET [member] | Performance share awards [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage value of awards on annual base salary	150.00%
Long-term variable compensation program [member]
Disclosure of Information About Board Management and Employees [line items]
Vesting period	3 years
Long-term variable compensation program [member] | Performance share awards [member]
Disclosure of Information About Board Management and Employees [line items]
Vesting description	Awards under LTV (Performance Share Awards) are granted to the participants, provided that certain performance conditions are met, to receive a number of shares, free of charge, following expiration of a three-year vesting period (vesting period).
Vesting period	3 years
Cash Settled Plans [Member] | Key Contributor Plan 2022 [Member]
Disclosure of Information About Board Management and Employees [line items]
Vesting period			2 years
Value of award to be paid | $			$ 4.8
Number of participants with cash-settled retention plan | Participants			95
Cash Settled Plans [Member] | Key Contributor Plan 2022 [Member] | 2023 [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of award to be paid			50.00%
Cash Settled Plans [Member] | Key Contributor Plan 2022 [Member] | 2024 [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of award to be paid			50.00%
Rest of the Countries [Member] | Executive Performance Plan 2022 [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of regular award level			15.00%
Percentage of high award level			25.00%
All Countries Except USA [member] | Executive Performance Plan 2021 [Member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of regular award level				15.00%
Percentage of high award level				25.00%
US [member] | Key Contributor Plan 2021 [Member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of high award level				35.00%
US [member] | Executive Performance Plan 2021 [Member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of regular award level				25.00%
US [member] | Executive Performance Plan 2022 [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of regular award level			35.00%
CA [Member] | Executive Performance Plan 2022 [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of high award level			45.00%